Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.5%

AUSTRALIA — 0.9%
BHP Group Ltd.	111,371	$2,702,210

BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV	62,928	3,868,904

BRAZIL — 3.5%
B3 SA — Brasil Bolsa Balcao	1,099,000	2,347,661
MercadoLibre, Inc. *	2,452	4,783,533
Raia Drogasil SA	839,580	2,816,035
		9,947,229
CANADA — 2.2%
Canadian Pacific Kansas City Ltd.	40,896	2,870,009
Shopify, Inc., Class A *	37,420	3,572,862
		6,442,871
CHILE — 1.1%
Banco de Chile ADR	116,926	3,097,370

CHINA — 7.9%
Alibaba Group Holding Ltd.	148,956	2,464,623
Centre Testing International Group Co., Ltd., Class A	790,100	1,401,595
Contemporary Amperex Technology Co., Ltd., Class A	60,499	2,113,515
Kweichow Moutai Co., Ltd., Class A	6,200	1,332,908
Li Ning Co., Ltd.	559,000	1,147,360
Midea Group Co., Ltd., Class A	169,500	1,832,118
Prosus NV *	56,703	2,634,374
Silergy Corp.	147,000	1,707,520
Tencent Holdings Ltd.	102,300	6,536,556
Yifeng Pharmacy Chain Co., Ltd., Class A	398,300	1,364,668
		22,535,237
DENMARK — 1.7%
DSV A/S	24,913	4,817,706

FRANCE — 4.5%
Air Liquide SA	23,367	4,438,450
LVMH Moet Hennessy Louis Vuitton SE	5,522	3,419,657
Remy Cointreau SA	27,449	1,282,833
SOITEC *	15,953	853,173
TotalEnergies SE	46,868	3,019,845
		13,013,958
GERMANY — 1.0%
Nemetschek SE	25,724	2,998,803

HONG KONG — 3.8%
AIA Group Ltd.	440,800	3,336,800
Hong Kong Exchanges & Clearing Ltd.	77,400	3,443,078
Techtronic Industries Co., Ltd.	354,500	4,248,425
		11,028,303
INDIA — 2.8%
HDFC Bank Ltd.	216,257	4,609,781
MakeMyTrip Ltd. *	34,757	3,405,839
		8,015,620

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
ITALY — 1.2%
Ryanair Holdings PLC ADR	80,654	$3,417,310

JAPAN — 12.7%
Chugai Pharmaceutical Co., Ltd.	45,300	2,075,264
Cosmos Pharmaceutical Corp.	58,500	2,929,899
Keyence Corp.	7,900	3,106,360
LY Corp.	635,800	2,152,919
Murata Manufacturing Co., Ltd.	141,800	2,187,258
Nippon Paint Holdings Co., Ltd.	431,000	3,236,619
Olympus Corp.	234,100	3,064,540
Recruit Holdings Co., Ltd.	60,300	3,124,220
Shimano, Inc.	18,500	2,597,640
Shiseido Co., Ltd.	122,700	2,326,996
SMC Corp.	5,000	1,789,220
Sysmex Corp.	152,800	2,916,954
Tokyo Electron Ltd.	20,100	2,756,365
Unicharm Corp.	255,800	2,037,392
		36,301,646
MEXICO — 1.6%
Fomento Economico Mexicano SAB de CV ADR	24,537	2,394,320
Wal-Mart de Mexico SAB de CV	846,264	2,339,327
		4,733,647
NETHERLANDS — 7.4%
Adyen NV *	2,544	3,899,433
ASML Holding NV	9,957	6,589,281
EXOR NV	38,847	3,527,819
IMCD NV	23,567	3,136,335
Topicus.com, Inc. *	40,042	3,928,654
		21,081,522
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	197,128	4,177,828

SINGAPORE — 3.4%
United Overseas Bank Ltd.	341,299	9,630,266

SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd.	61,392	2,433,915

SWEDEN — 7.7%
Assa Abloy AB, B Shares	135,130	4,056,773
Atlas Copco AB, A Shares	64,753	1,034,328
Atlas Copco AB, B Shares	335,873	4,723,087
Epiroc AB, B Shares	191,995	3,381,662
Investor AB, B Shares	187,577	5,594,316
Skandinaviska Enskilda Banken AB, A Shares *	199,761	3,286,320
		22,076,486
SWITZERLAND — 6.0%
Cie Financiere Richemont SA	30,011	5,238,898
Lonza Group AG	8,647	5,341,857
Partners Group Holding AG	2,825	4,020,546
UBS Group AG	87,532	2,688,510
		17,289,811

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
TAIWAN — 6.2%
Chroma ATE, Inc.	143,000	$1,249,578
Taiwan Semiconductor Manufacturing Co., Ltd.	586,000	16,503,513
		17,753,091
UNITED KINGDOM — 14.2%
Ashtead Group PLC	49,479	2,675,170
Auto Trader Group PLC	484,340	4,683,382
Bunzl PLC	97,234	3,740,244
Burberry Group PLC	101,559	1,022,989
Games Workshop Group PLC	26,175	4,756,041
Greggs PLC	80,269	1,811,943
Intertek Group PLC	40,409	2,627,568
Rightmove PLC	386,001	3,436,622
Softcat PLC	142,330	2,917,379
Spirax Group PLC	15,437	1,244,435
Trainline PLC *	353,449	1,253,835
Unilever PLC	71,840	4,286,483
Weir Group PLC (The)	132,730	4,009,684
Wise PLC, Class A *	176,195	2,162,775
		40,628,550
UNITED STATES — 4.1%
Experian PLC	118,026	5,468,774
Roche Holding AG	10,362	3,410,420
Spotify Technology SA *	5,110	2,810,653
		11,689,847
Total Common Stocks
(cost $231,805,422)		279,682,130

PREFERRED STOCKS — 0.9%

GERMANY — 0.9%
Sartorius AG 0.35%	10,554	2,460,350

Total Preferred Stocks
(cost $1,150,650)		2,460,350

TOTAL INVESTMENTS — 98.4%
(cost $232,956,072)		$282,142,480
Other assets less liabilities — 1.6%		4,653,675
NET ASSETS — 100.0%		$286,796,155

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s Prospectus for Private Placement.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$41,961,401	$237,720,729	$—	$279,682,130
Preferred Stocks**	—	2,460,350	—	2,460,350
Total	$41,961,401	$240,181,079	$—	$282,142,480

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.